CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenues and Other Income
Operating revenues, net of royalties	$ 24,662	$ 38,344
Other income	390	645
Total revenue	25,052	38,989
Expenses
Purchases of crude oil and products	9,112	12,562
Operating, selling and general	9,927	11,244
Transportation	1,418	1,442
Depreciation, depletion, amortization and impairment	9,526	10,572
Exploration	186	256
Gain on disposal of assets	(16)	(253)
Financing expenses	996	633
Total expenses	31,149	36,456
(Loss) Earnings before Income Taxes	(6,097)	2,533
Income Tax (Recovery) Expense
Current	(659)	1,552
Deferred	(1,119)	(1,918)
Total income tax recovery	(1,778)	(366)
Net (Loss) Earnings	(4,319)	2,899
Items That May be Subsequently Reclassified to Earnings:
Foreign currency translation adjustment	(22)	(177)
Items That Will Not be Reclassified to Earnings:
Actuarial loss on employee retirement benefit plans, net of income taxes	(196)	(48)
Other Comprehensive Loss	(218)	(225)
Total Comprehensive (Loss) Income	$ (4,537)	$ 2,674
Per Common Share (dollars)
Net (loss) earnings - basic and diluted	$ (2.83)	$ 1.86
Cash dividends	$ 1.10	$ 1.68